Annual Total Returns - FidelityTotalBondK6Fund-PRO - FidelityTotalBondK6Fund-PRO - Fidelity Total Bond K6 Fund - Fidelity Total Bond K6 Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Annual Return 2018	(0.77%)
Annual Return 2019	10.02%
Annual Return 2020	9.53%
Annual Return 2021	(0.10%)
Annual Return 2022	(12.56%)
Annual Return 2023	7.07%